EQUITY	12 Months Ended
Dec. 31, 2017
Equity [abstract]
EQUITY
EQUITY
Equity consists of the following:

AS AT DEC. 31 (MILLIONS)	2017	2016
Preferred equity	$4,192	$3,954
Non-controlling interests	51,628	43,235
Common equity	24,052	22,499
	$79,872	$69,688

a)	Preferred Equity
Preferred equity includes perpetual preferred shares and rate-reset preferred shares and consists of the following:

	Average Rate
AS AT DEC. 31 (MILLIONS)	2017	2016	2017	2016
Perpetual preferred shares
Floating rate	2.33%	1.97%	$531	$532
Fixed rate	4.82%	4.82%	749	753
	3.78%	3.65%	1,280	1,285
Fixed rate-reset preferred shares	4.21%	4.42%	2,912	2,669
	4.08%	4.17%	$4,192	$3,954

Further details on each series of preferred shares are as follows:

		Issued and Outstanding
AS AT DEC. 31 (MILLIONS, EXCEPT PER SHARE INFORMATION)	Rate	2017	2016	2017	2016
Class A preferred shares
Perpetual preferred shares
Series 2	70% P	10,465,100	10,465,100	$169	$169
Series 4	70% P/8.5%	2,800,000	2,800,000	45	45
Series 8	Variable up to P	2,479,585	2,479,585	43	43
Series 13	70% P	9,297,700	9,297,700	195	195
Series 15	B.A. + 40 b.p.[1]	2,000,000	2,000,000	42	42
Series 17	4.75%	7,950,756	8,000,000	173	174
Series 18	4.75%	7,966,158	8,000,000	180	181
Series 25	T-Bill + 230 b.p.[1]	1,533,133	1,533,133	38	38
Series 36	4.85%	7,949,024	8,000,000	200	201
Series 37	4.90%	7,949,083	8,000,000	195	197
				1,280	1,285
Rate-reset preferred shares[2]
Series 9	3.80%	1,519,115	1,519,115	21	21
Series 24	3.01%	9,394,250	9,394,250	230	230
Series 26	3.47%	9,903,348	9,903,348	243	243
Series 28	2.73%	9,359,387	9,394,373	235	235
Series 30	4.80%	9,934,050	9,950,452	245	245
Series 32	4.50%	11,982,568	11,982,568	303	303
Series 34	4.20%	9,977,889	9,977,889	255	255
Series 38	4.40%	8,000,000	8,000,000	181	181
Series 40	4.50%	12,000,000	12,000,000	275	275
Series 42	4.50%	12,000,000	12,000,000	269	269
Series 44	5.00%	9,945,189	10,000,000	189	190
Series 46	4.80%	11,895,790	12,000,000	220	222
Series 48[3]	4.75%	12,000,000	—	246	—
				2,912	2,669
Total				$4,192	$3,954

1.	Rate determined quarterly

2.
Dividend rates are fixed for five to six years from the quarter end dates after issuance, June 30, 2011, March 31, 2012, June 30, 2012, December 31, 2012, September 30, 2013, March 31, 2014, June 30, 2014, December 31, 2014, December 31, 2015, December 31, 2016 and December 31, 2017, respectively and reset after five to six years to the 5-year Government of Canada bond rate plus between 180 and 417 basis points

3.	Issued on September 13, 2017
P – Prime Rate, B.A. – Bankers’ Acceptance Rate, b.p. – Basis Points
The company is authorized to issue an unlimited number of Class A preferred shares and an unlimited number of Class AA preferred shares, issuable in series. No Class AA preferred shares have been issued.
The Class A preferred shares are entitled to preference over the Class A and Class B Limited Voting Shares (“Class A and B shares”) on the declaration of dividends and other distributions to shareholders. All series of the outstanding preferred shares have a par value of C$25.00 per share.

b)	Non-controlling Interests
Non-controlling interests represent the common and preferred equity in consolidated entities that are owned by other shareholders.

AS AT DEC. 31 (MILLIONS)	2017	2016
Common equity	$47,281	$39,974
Preferred equity	4,347	3,261
Total	$51,628	$43,235

Further information on non-controlling interests is provided in Note 4 – Subsidiaries.

c)	Common Equity
The company’s common equity is comprised of the following:

AS AT DEC. 31 (MILLIONS)	2017	2016
Common shares	$4,428	$4,390
Contributed surplus	263	234
Retained earnings	11,864	11,490
Ownership changes	1,459	1,199
Accumulated other comprehensive income	6,038	5,186
Common equity	$24,052	$22,499

The company is authorized to issue an unlimited number of Class A shares and 85,120 Class B shares, together referred to as common shares. The company’s common shares have no stated par value. The holders of Class A shares and Class B shares rank on par with each other with respect to the payment of dividends and the return of capital on the liquidation, dissolution or winding up of the company or any other distribution of the assets of the company among its shareholders for the purpose of winding up its affairs. Holders of the Class A shares are entitled to elect half of the Board of Directors of the company and holders of the Class B shares are entitled to elect the other half of the Board of Directors. With respect to the Class A and Class B shares, there are no dilutive factors, material or otherwise, that would result in different diluted earnings per share between the classes. This relationship holds true irrespective of the number of dilutive instruments issued in either one of the respective classes of common stock, as both classes of shares participate equally, on a pro rata basis, in the dividends, earnings and net assets of the company, whether taken before or after dilutive instruments, regardless of which class of shares is diluted.
Total cash dividends paid to Class A shareholders during 2017 amounted to $540 million (2016 – $500 million) or $0.56 per share (2016 – $0.52 per share).
On June 22, 2017, the company completed the spin-off of Trisura Group Ltd. by paying a special dividend to the holders of the company’s Class A and Class B Shares. The special dividend of $102 million recorded in equity was based on the fair value of the assets distributed.
On June 20, 2016, the company paid a special dividend of approximately 19 million limited partnership units of a newly created subsidiary, Brookfield Business Partners L.P. (“BBU”), to the holders of the company’s Class A and B shares. This was a common control transaction and as such the special dividend of $441 million reflected in equity was based on the IFRS carrying value of the 21% interest in BBU distributed to shareholders on June 20, 2016.
The number of issued and outstanding common shares and unexercised options are as follows:

AS AT DEC. 31	2017	2016
Class A shares[1]	958,688,000	958,083,297
Class B shares	85,120	85,120
Shares outstanding[1]	958,773,120	958,168,417
Unexercised options and other share-based plans[2]	47,474,284	43,798,733
Total diluted shares	1,006,247,404	1,001,967,150

1.	Net of 30,569,215 (2016 – 27,846,452) Class A shares held by the company in respect of long-term compensation agreements

2.	Includes management share option plan and escrowed stock plan
The authorized common share capital consists of an unlimited number of shares. Shares issued and outstanding changed as follows:

FOR THE YEARS ENDED DEC. 31	2017	2016
Outstanding, beginning of year[1]	958,168,417	961,290,839
Issued (repurchased)
Repurchases	(3,448,665)	(4,707,132)
Long-term share ownership plans[2]	3,826,248	1,312,463
Dividend reinvestment plan and others	227,120	272,247
Outstanding, end of year[1]	958,773,120	958,168,417

1.	Net of 30,569,215 (2016 – 27,846,452) Class A shares held by the company in respect of long-term compensation agreements

2.	Includes management share option plan and restricted stock plan
Earnings Per Share
The components of basic and diluted earnings per share are summarized in the following table:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016
Net income attributable to shareholders	$1,462	$1,651
Preferred share dividends	(145)	(133)
Net income available to shareholders	$1,317	$1,518

Weighted average – common shares	958.8	959.0
Dilutive effect of the conversion of options and escrowed shares using treasury stock method	21.2	17.6
Common shares and common share equivalents	980.0	976.6

Share-Based Compensation
The expense recognized for share-based compensation is summarized in the following table:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016
Expense arising from equity-settled share-based payment transactions	$69	$64
Expense arising from cash-settled share-based payment transactions	281	32
Total expense arising from share-based payment transactions	350	96
Effect of hedging program	(275)	(27)
Total expense included in consolidated income	$75	$69

The share-based payment plans are described below. There were no cancellations or modifications to any of the plans during 2017 and 2016.
Equity-settled Share-based Awards
Management Share Option Plan
Options issued under the company’s Management Share Option Plan (“MSOP”) vest over a period of up to five years, expire 10 years after the grant date and are settled through issuance of Class A shares. The exercise price is equal to the market price at the grant date.
The change in the number of options during 2017 and 2016 were as follows:

	Number of Options (000’s)[1]	Weighted- Average Exercise Price		Number of Options (000’s)[2]	Weighted- Average Exercise Price
Outstanding at January 1, 2017	7,684	C$	15.63	$31,483	US$	25.77
Granted	—		—	6,331		36.92
Exercised	(4,887)		17.50	(2,149)		24.36
Canceled	—		—	(772)		33.28
Outstanding at December 31, 2017	2,797	C$	12.35	34,893	US$	27.71

1.	Options to acquire TSX listed Class A shares

2.	Options to acquire NYSE listed Class A shares

	Number of Options (000’s)[1]	Weighted- Average Exercise Price		Number of Options (000’s)[2]	Weighted- Average Exercise Price
Outstanding at January 1, 2016	9,427	C$	17.07	$28,488	US$	24.98
Granted	—		—	4,363		30.59
Exercised	(1,743)		23.44	(970)		22.00
Canceled	—		—	(398)		31.25
Outstanding at December 31, 2016	7,684	C$	15.63	31,483	US$	25.77

1.	Options to acquire TSX listed Class A shares

2.	Options to acquire NYSE listed Class A shares
The cost of the options granted during the year was determined using the Black-Scholes valuation model, with inputs to the model as follows:

YEARS ENDED DEC. 31	Unit	2017	2016
Weighted-average share price	US$	36.92	30.59
Weighted-average fair value per option	US$	4.92	5.29
Average term to exercise	Years	7.5	7.5
Share price volatility[1]	%	18.9	28.0
Liquidity discount	%	25.0	25.0
Weighted-average annual dividend yield	%	2.1	1.6
Risk-free rate	%	2.3	1.6

1.	Share price volatility was determined based on historical share prices over a similar period to the average term to exercise
At December 31, 2017, the following options to purchase Class A shares were outstanding:

	Weighted-Average Remaining Life	Options Outstanding (000’s)
Exercise Price		Vested	Unvested	Total
C$11.77	1.2 years	2,620	—	2,620
C$21.08	0.1 years	177	—	177
US$15.45	2.2 years	4,772	—	4,772
US$16.83 – US$23.37	3.8 years	5,834	—	5,834
US$25.21 – US$30.59	6.5 years	6,858	5,967	12,825
US$33.75 – US$36.32	7.1 years	2,049	3,191	5,240
US$36.88 – US$37.75	9.1 years	—	6,222	6,222
		22,310	15,380	37,690

At December 31, 2016, the following options to purchase Class A shares were outstanding:

	Weighted-Average Remaining Life	Options Outstanding (000’s)
Exercise Price		Vested	Unvested	Total
C$11.77	2.2 years	4,885	—	4,885
C$18.20 – C$23.63	1.1 years	2,159	—	2,159
C$26.02	0.1 years	640	—	640
US$15.45	3.2 years	5,153	—	5,153
US$16.83 – US$23.37	4.8 years	5,626	890	6,516
US$25.21 – US$30.59	7.5 years	4,692	9,143	13,835
US$33.75 – US$36.32	8.1 years	949	5,030	5,979
		24,104	15,063	39,167

Escrowed Stock Plan
The Escrowed Stock Plan (the “ES Plan”) provides executives with indirect ownership of Class A shares. Under the ES Plan, executives are granted common shares (the “ES Shares”) in one or more private companies that own Class A shares. The Class A shares are purchased on the open market with the purchase cost funded by the company. The ES shares vest over one to five years and must be held until the fifth anniversary of the grant date. At a date no less than five years, and no more than 10 years, from the grant date, all outstanding ES shares will be exchanged for Class A shares issued by the company based on the market value of Class A shares at the time of the exchange. The number of Class A shares issued on exchange will be less than the Class A shares purchased under the ES Plan resulting in a net reduction in the number of Class A shares issued by the company.
During 2017, 3.7 million Class A shares were purchased in respect of ES shares granted to executives under the ES Plan (2016 –3.3 million Class A shares) during the year. For the year ended December 31, 2017, the total expense incurred with respect to the ES Plan totaled $26 million (2016 – $26 million).
The cost of the escrowed shares granted during the year was determined using the Black-Scholes model of valuation with inputs to the model as follows:

YEARS ENDED DEC. 31	Unit	2017	2016
Weighted-average share price	US$	36.88	30.59
Weighted-average fair value per share	US$	4.92	5.29
Average term to exercise	Years	7.5	7.5
Share price volatility[1]	%	18.9	28.0
Liquidity discount	%	25.0	25.0
Weighted-average annual dividend yield	%	2.1	1.6
Risk-free rate	%	2.3	1.6

1.	Share price volatility was determined based on historical share prices over a similar period to the average term to exercise
The change in the number of ES shares during 2017 and 2016 was as follows:

	Number of Units (000’s)	Weighted- Average Exercise Price
Outstanding at January 1, 2017	24,167	$27.77
Granted	3,700	36.88
Exercised	(95)	21.74
Outstanding at December 31, 2017	27,772	$29.01

	Number of Units (000’s)	Weighted- Average Exercise Price
Outstanding at January 1, 2016	20,938	$27.33
Granted	3,250	30.59
Exercised	(21)	21.74
Outstanding at December 31, 2016	24,167	$27.77

Restricted Stock Plan
The Restricted Stock Plan awards executives with Class A shares purchased on the open market (“Restricted Shares”). Under the Restricted Stock Plan, Restricted Shares awarded vest over a period of up to five years, except for Restricted Shares awarded in lieu of a cash bonus, which may vest immediately. Vested and unvested Restricted Shares are subject to a hold period of up to five years. Holders of Restricted Shares are entitled to vote Restricted Shares and to receive associated dividends. Employee compensation expense for the Restricted Stock Plan is charged against income over the vesting period.
During 2017, Brookfield granted 760,754 Class A shares (2016 – 449,110) pursuant to the terms and conditions of the Restricted Stock Plan, resulting in the recognition of $18 million (2016 – $11 million) of compensation expense.
Cash-settled Share-based Awards
Deferred Share Unit Plan and Restricted Share Unit Plan
The Deferred Share Unit Plan and Restricted Share Unit Plan provide for the issuance of DSUs and RSUs, respectively. Under these plans, qualifying employees and directors receive varying percentages of their annual incentive bonus or directors’ fees in the form of DSUs and RSUs. The DSUs and RSUs vest over periods of up to five years, and DSUs accumulate additional DSUs at the same rate as dividends on common shares based on the market value of the common shares at the time of the dividend. Participants are not allowed to convert DSUs and RSUs into cash until retirement or cessation of employment.
The value of the DSUs, when converted to cash, will be equivalent to the market value of the common shares at the time the conversion takes place. The value of the RSUs, when converted into cash, will be equivalent to the difference between the market price of equivalent number of common shares at the time the conversion takes place and the market price on the date the RSUs are granted. The company uses equity derivative contracts to offset its exposure to the change in share prices in respect of vested and unvested DSUs and RSUs. The fair value of the vested DSUs and RSUs as at December 31, 2017 was $1.0 billion (2016 – $777 million).
Employee compensation expense for these plans is charged against income over the vesting period of the DSUs and RSUs. The amount payable by the company in respect of vested DSUs and RSUs changes as a result of dividends and share price movements. All of the amounts attributable to changes in the amounts payable by the company are recorded as employee compensation expense in the period of the change. For the year ended December 31, 2017, employee compensation expense totaled $7 million (2016 – $5 million), net of the impact of hedging arrangements.
The change in the number of DSUs and RSUs during 2017 and 2016 was as follows:

	DSUs	RSUs
	Number of Units (000’s)	Number of Units (000’s)		Weighted- Average Exercise Price
Outstanding at January 1, 2017	14,986	10,920	C$	9.09
Granted and reinvested	661	—		—
Exercised and canceled	(703)	—		—
Outstanding at December 31, 2017	14,944	10,920	C$	9.09

	DSUs	RSUs
	Number of Units (000’s)	Number of Units (000’s)		Weighted- Average Exercise Price
Outstanding at January 1, 2016	13,793	10,920	C$	9.09
Granted and reinvested	1,264	—		—
Exercised and canceled	(71)	—		—
Outstanding at December 31, 2016	14,986	10,920	C$	9.09

The fair value of each DSU is equal to the traded price of the company’s common shares.

	Unit	Dec. 31, 2017	Dec. 31, 2016
Share price on date of measurement	C$	54.72	44.30
Share price on date of measurement	US$	43.54	33.01
The fair value of RSUs was determined primarily using the following inputs:

	Unit	Dec. 31, 2017	Dec. 31, 2016
Share price on date of measurement	C$	54.72	44.30
Weighted-average fair value of a unit	C$	45.63	35.21